REVENUES	12 Months Ended
Dec. 31, 2024
REVENUES
REVENUES

NOTE 23 – REVENUES

	Years ended December 31,
	2024	2023	2022
Mobile Services	2,048,217	2,203,269	2,424,302
Internet Services	1,289,199	1,194,934	1,337,738
Cable Television Services	731,959	965,094	1,082,695
Fixed and Data Services	611,301	648,082	736,300
Other services revenues	56,554	50,729	47,824
Subtotal Services revenues	4,737,230	5,062,108	5,628,859
Equipment revenues	309,230	406,813	402,139
Total Revenues	5,046,460	5,468,921	6,030,998